Critical accounting judgments and key sources of estimation uncertainty (Tables)	12 Months Ended
Dec. 31, 2025
Critical accounting judgments and key sources of estimation uncertainty
Schedule of information relating to measurement input of warrant liabilities

	Tranche A warrants	Tranche B warrants
Share price ($)	5.60	5.60
Strike price ($)	6.00	7.50
Risk free rate (%)	4.40	4.40
Time to maturity (years)	1.6	5.0
Dividend yield (%)	—	—
Volatility (%)	85.00	85.00